CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Interest income and fees	$ 114,121,026		$ 105,460,224		$ 99,689,511
Interest expense	19,202,745		18,019,188		17,854,730
Net interest income before provision for credit losses	94,918,281		87,441,036		81,834,781
Provision for credit losses	25,565,703		22,432,831		23,454,336
Net interest income	69,352,578		65,008,205		58,380,445
Non-interest income, net
Debt Protection, Insurance premiums earned and other income	7,366,584		6,296,353		4,387,710
Total non-interest income, net	7,366,584		6,296,353		4,387,710
Non-interest expense
Management and record keeping services fee	39,532,624		37,070,755		34,285,932
Professional and regulatory fees	1,416,654		1,165,394		1,408,458
Amortization of intangibles	2,973,600		3,691,200		4,234,800
Other operating expenses	4,168,082		3,593,563		2,084,847
Total non-interest expense	48,090,960		45,520,912		42,014,037
Income before income taxes	28,628,202		25,783,646		20,754,118
Provision for income taxes	11,524,389		9,221,419		7,417,566
Net income	$ 17,103,813		$ 16,562,227		$ 13,336,552
Net income per share, basic and diluted (in dollars per share)	$ 17,103,813	[1]	$ 16,562,227	[1]	$ 13,336,552	[1]

[1]	Number of shares outstanding is one.